united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21853

Northern Lights Variable Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2024

Item 1. Reports to Stockholders.

(a)

TOPS Managed Risk Flex ETF Portfolio

Portfolio

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Flex ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$43	0.86%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Managed Risk Flex ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$13,365
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Managed Risk Flex ETF Portfolio	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,964	$10,742
Jun-2016	$9,561	$11,171
Jun-2017	$10,349	$13,170
Jun-2018	$10,783	$15,064
Jun-2019	$11,171	$16,633
Jun-2020	$11,168	$17,881
Jun-2021	$13,173	$25,175
Jun-2022	$11,929	$22,503
Jun-2023	$12,352	$26,912
Jun-2024	$13,365	$33,521

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
TOPS Managed Risk Flex ETF Portfolio	3.57%	8.20%	3.65%	2.94%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$140,499,174
  Number of Portfolio Holdings29
  Advisory Fee $214,324
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.5%
Money Market Funds	11.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
49.6%
Fixed Income
38.7%
Money Market Funds
11.5%
Liabilities in Excess of Other Assets
0.2%

Value	Value
Liabilities in Excess of Other Assets	0.2%
Money Market Funds	11.5%
Fixed Income	38.7%
Equity	49.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	10.7%
Vanguard FTSE Developed Markets ETF	9.0%
Vanguard Short-Term Inflation-Protected Securities ETF	9.0%
SPDR Portfolio Short Term Corporate Bond ETF	7.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	6.3%
SPDR Portfolio S&P 400 Mid Cap ETF	5.4%
SPDR Portfolio S&P 500 Value ETF	5.4%
Vanguard Short-Term Treasury ETF	4.5%
iShares Global REIT ETF	3.6%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Managed Risk Flex ETF Portfolio - Fund

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Included Long Form Financial Statements

TOPS® Managed Risk Flex ETF Portfolio
A series of the Northern Lights Variable Trust

Semi-Annual Financial Statements

June 30, 2024

Distributed by Northern Lights Distributors, LLC

Member FINRA

TOPS MANAGED RISK FLEX ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.3%
	EQUITY - 49.6%
94,490	FlexShares Global Upstream Natural Resources Index Fund	$3,792,829
220,623	iShares Global REIT ETF	5,129,485
43,182	iShares MSCI Emerging Markets ex China ETF	2,556,375
41,871	iShares MSCI USA Small-Cap Multifactor ETF	2,562,924
148,613	SPDR Portfolio S&P 400 Mid Cap ETF	7,623,847
31,402	SPDR Portfolio S&P 500 Growth ETF	2,516,242
155,495	SPDR Portfolio S&P 500 Value ETF	7,578,826
123,457	SPDR Portfolio S&P 600 Small Cap ETF	5,127,169
256,631	Vanguard FTSE Developed Markets ETF	12,682,704
86,847	Vanguard FTSE Emerging Markets ETF	3,800,425
30,156	Vanguard S&P 500 ETF	15,081,920
41,369	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,267,132
		69,719,878
	FIXED INCOME - 38.7%
82,245	iShares iBoxx $ Investment Grade Corporate Bond ETF	8,810,084
40,997	SPDR Blbg Investment Grade Floating Rate ETF	1,264,758
340,756	SPDR Portfolio Short Term Corporate Bond ETF	10,120,453
159,556	VanEck J. P. Morgan EM Local Currency Bond ETF	3,794,242
43,392	Vanguard Intermediate-Term Treasury ETF	2,526,716
55,547	Vanguard Mortgage-Backed Securities ETF	2,521,834
260,877	Vanguard Short-Term Inflation-Protected Securities ETF	12,662,970
109,096	Vanguard Short-Term Treasury ETF	6,326,477
25,954	Vanguard Total International Bond ETF	1,263,181
142,485	Xtrackers USD High Yield Corporate Bond ETF(a)	5,052,518
		54,343,233

	TOTAL EXCHANGE-TRADED FUNDS (Cost $110,284,475)	124,063,111

See accompanying notes to the financial statements.

TOPS MANAGED RISK FLEX ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 11.5%
	MONEY MARKET FUNDS - 11.5%
16,124,153	Invesco Government & Agency Portfolio, Institutional Class, 5.24% (Cost $16,124,153)(b)	$16,124,153

	TOTAL INVESTMENTS - 99.8% (Cost $126,408,628)	$140,187,264
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	311,910
	NET ASSETS - 100.0%	$140,499,174

OPEN FUTURES CONTRACTS
Number of				Notional	Value and Unrealized
Contracts	Open Long Futures Contracts	Broker	Expiration	Amount(c)	Appreciation
65	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	10/01/2024	$6,927,578	$61,484
6	CME E-mini Russell 2000 Index Futures	Bank of America Merrill Lynch	09/23/2024	619,500	10,590
11	CME E-Mini Standard & Poor’s 500 Index Future	Bank of America Merrill Lynch	09/23/2024	3,036,825	10,158
4	CME E-Mini Standard & Poor’s MidCap 400 Index	Bank of America Merrill Lynch	09/23/2024	1,183,240	11,455
14	ICE US mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	09/23/2024	1,640,240	10,155
20	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	09/23/2024	1,088,200	9,075
	TOTAL FUTURES CONTRACTS				$112,917

CBOT	- Chicago Board of Trade

CME	- Chicago Mercantile Exchange

ETF	- Exchange-Traded Fund

ICE	- Intercontinental Exchange

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

S&P	- Standard & Poor’s

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $4,595,243 at June 30, 2024. The loaned securities were secured with non-cash collateral of $4,705,223. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to the financial statements.

TOPS® Managed Risk Flex ETF Portfolio
Statement of Assets and Liabilities (Unaudited)
June 30, 2024

Assets:
Investments in securities, at cost	$126,408,628
Investments in securities, at value (Securities on loan $4,595,243)	$140,187,264
Deposits with Broker	349,579
Receivable for Portfolio shares sold	27
Unrealized appreciation on futures contracts	112,917
Interest and dividends receivable	121,041
Total Assets	140,770,828
Liabilities:
Due to Broker	80,366
Payable for Portfolio shares redeemed	100,572
Accrued distribution (12b-1) fees	52,114
Accrued investment advisory fees	34,743
Payable to related parties and administrative service fees	3,859
Total Liabilities	271,654
Net Assets	$140,499,174

Net Assets Consist Of:
Paid-in capital	$117,562,135
Accumulated earnings	22,937,039
Net Assets	$140,499,174
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	11,023,307

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$12.75

See accompanying notes to financial statements.

TOPS® Managed Risk Flex ETF Portfolio
Statement of Operations (Unaudited)
For the Six Months Ended June 30, 2024

Investment Income:
Dividend income	$1,498,127
Interest income	434,828
Securities lending income	31,658
Total Investment Income	1,964,613
Expenses:
Investment advisory fees	214,324
Distribution fees (12b-1)	321,486
Related parties and administrative service fees	80,905
Total Expenses	616,715
Net Investment Income	1,347,898

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on:
Investments	4,054,993
Futures contracts	482,446
Total net realized gain	4,537,439
Net change in unrealized depreciation on:
Investments	(540,386)
Futures contracts	(373,815)
Total unrealized depreciation	(914,201)
Net Realized and Unrealized Gain on Investments and Futures Contracts	3,623,238

Net Increase in Net Assets Resulting from Operations	$4,971,136

See accompanying notes to financial statements.

TOPS® Managed Risk Flex ETF Portfolio
Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2024	Year Ended
	(Unaudited)	December 31, 2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$1,347,898	$3,432,922
Net realized gain on investments and futures contracts	4,537,439	1,873,306
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(914,201)	7,519,497
Net increase in net assets resulting from operations	4,971,136	12,825,725
From Distributions to Shareholders:
Total distributions paid	—	(3,042,149)
Total distributions to shareholders	—	(3,042,149)
From Shares of Beneficial Interest:
Proceeds from shares sold	1,488,231	6,822,145
Reinvestment of distributions	—	3,042,149
Cost of shares redeemed	(14,235,931)	(13,724,492)
Net increase (decrease) in net assets from share transactions of beneficial interest	(12,747,700)	(3,860,198)
Total Increase (Decrease) In Net Assets	(7,776,564)	5,923,378

Net Assets:
Beginning of period/year	148,275,738	142,352,360
End of period/year	$140,499,174	$148,275,738

SHARE ACTIVITY
Shares sold	120,626	574,463
Shares reinvested	—	260,904
Shares redeemed	(1,142,549)	(1,155,805)
Net increase (decrease) in shares of beneficial interest outstanding	(1,021,923)	(320,438)

See accompanying notes to financial statements.

TOPS® Managed Risk Flex ETF Portfolio
Financial Highlights

Selected data based on a share outstanding throughout each period/year indicated.

	Six Months Ended
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period/year	$12.31		$11.51	$13.28	$12.31	$11.98	$10.83
Income (loss) from investment operations:
Net investment income (a)(b)	0.12		0.28	0.19	0.16	0.11	0.21
Net realized and unrealized gain (loss) on investments and futures contracts	0.32		0.77	(1.80)	0.92	0.48	1.34
Total income (loss) from investment operations	0.44		1.05	(1.61)	1.08	0.59	1.55
Less distributions from:
Net investment income	—		(0.20)	(0.16)	(0.11)	(0.21)	(0.19)
Net realized gain	—		(0.05)	—	—	(0.05)	(0.21)
Total distributions	—		(0.25)	(0.16)	(0.11)	(0.26)	(0.40)
Net asset value, end of period/year	$12.75		$12.31	$11.51	$13.28	$12.31	$11.98
Total return (c)	3.57	% (e)	9.28%	(12.12)%	8.79%	5.15%	14.57%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$140,499		$148,276	$142,352	$163,573	$153,684	$152,360
Ratio of expenses to average net assets (d)	0.86	% (f)	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of net investment income to average net assets (b)(d)	1.89	% (f)	2.37%	1.63%	1.25%	0.92%	1.84%
Portfolio turnover rate	7	% (e)	20%	17%	11%	30%	40%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk Flex ETF Portfolio
Notes to Financial Statements (Unaudited)
June 30, 2024

1.	ORGANIZATION

The TOPS® Managed Risk Flex ETF Portfolio (the “Portfolio”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized on November 2, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolio is intended to be a funding vehicle for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of the Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which shares are held. The Portfolio pays its own expenses. The Portfolio seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole. The TOPS® Managed Risk Flex Portfolio is “fund of funds”, in that the Fund will generally invest in other investment companies. The Portfolio commenced operations on August 27, 2013.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

Valuation of Fund of Funds – The Portfolio may invest in portfolios of open-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the boards of directors or trustees of the open-end investment companies.

The Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

TOPS® Managed Risk Flex ETF Portfolio
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2024

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

TOPS® Managed Risk Flex ETF Portfolio
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2024 for the Portfolio’s investments measured at fair value:

TOPS® Managed Risk Flex ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	124,063,111	$—	$—	$124,063,111
Short-Term Investments	16,124,153	—	—	16,124,153
Derivatives
Futures Contracts **	112,917	—	—	112,917
Total	$140,300,197	$—	$—	$140,300,181

The Portfolio did not hold any Level 2 or 3 securities for the six months ended June 30, 2024.

*	Refer to the Schedule of Investments for security classifications.

**	Cumulative unrealized appreciation of futures contracts is reported in the above table.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Portfolio.

Federal Income Tax – It is the Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolio’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2021 through December 31, 2023 or expected to be taken in the Portfolio’s December 31, 2024 year-end tax return. The Portfolio identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Portfolio makes significant investments. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

TOPS® Managed Risk Flex ETF Portfolio
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2024

Futures Contracts – The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If the Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The following is a summary of the location of derivative investments on the Portfolio’s Statement of Asset and Liabilities as of June 30, 2024:

	Statement of Assets and Liabilities	Unrealized Appreciation
Contract Type/Primary Risk Exposure	Location	(Depreciation)
Equity Risk	Unrealized appreciation on futures contracts	$51,433
Interest Risk	Unrealized appreciation on futures contracts	61,484
Total		$112,917

The following is a summary of the location of derivative investments on the Portfolio’s Statement of Operations for the six months ended June 30, 2024:

			Realized and Unrealized Gain
		Location of Gain (Loss) on Derivatives	(Loss) on Derivatives
Derivative Investment Type	Primary Risk Exposure	recognized in income	recognized in income
Futures Contracts	Equity Risk	Net realized loss on futures transactions	$583,384
Futures Contracts	Interest Risk	Net realized loss on futures transactions	(100,938)
Total			$482,446

Futures Contracts	Equity Risk	Net change in unrealized depreciation on futures contracts	$(280,260)
Futures Contracts	Interest Risk	Net change in unrealized appreciation on futures contracts	(93,555)
Total			$(373,815)

The notional value of the derivative instruments outstanding as of June 30, 2024, is disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and in the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

Exchange Traded Funds – The Portfolio may invest in exchange traded funds (“ETFs”). An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. Each ETF like a mutual fund is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance.

TOPS® Managed Risk Flex ETF Portfolio
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2024

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss due to these warranties and indemnities to be remote.

Security Loans – The Portfolio has entered into a securities lending arrangement with The Bank of New York Mellon (the “Borrower”). Under the terms of the agreement, the Portfolio is authorized to loan securities to the Borrower. In exchange, the Funds receive cash and securities as collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Schedule of Investments. Securities received as collateral are U.S. government securities; securities received as collateral, if any, are not recognized as portfolios assets. Although risk is mitigated by the collateral, the Portfolio could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The Portfolio has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the Portfolio is indemnified for such losses by the security lending agreement. Should the Borrower fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market.

The following table is a summary of the Portfolio’s securities loaned and related collateral which are subject to a netting agreement as of June 30, 2024:

Net Amounts
		Gross Amounts	of Assets
		Offset in the	Presented in
	Gross Amounts	Statements of	the Statements	Financial
	of Recognized	Assets &	of Assets &	Instruments	Cash Collateral	Net Amount of
Assets:	Assets	Liabilities	Liabilities	Received	Received	Assets
Description:
Securities Loaned	$4,595,243	$—	$4,595,243	$4,595,243	$—	$—
Total	$4,595,243	$—	$4,595,243	$4,595,243	$—	$—

*	The amount is limited to the securities loaned asset balance and accordingly, does not include excess collateral pledged.

The fair value of the securities loaned for the Portfolio totaled $4,595,243 at June 30, 2024. The securities loaned are noted in the Schedule of Investments. The fair value of the “collateral for securities loaned” on the Schedule of Investments includes only cash collateral received and reinvested that totaled $0 for the Portfolio as of June 30, 2024. This amount is offset by a liability recorded as “Collateral on securities loaned.” At June 30, 2024, the Portfolio received non-cash collateral of $4,705,223. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of a Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

TOPS® Managed Risk Flex ETF Portfolio
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2024

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and government securities, amounted to $8,418,513 and $18,680,831, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

ValMark Advisers, Inc. serves as the Portfolio’s investment advisor (the “Advisor”). The Advisor has engaged Milliman Financial Risk Management, LLC as the Portfolio’s sub-advisor (the “Sub-Advisor”). Pursuant to an advisory agreement with the Trust, the Advisor, on behalf of the Portfolio, under the oversight of the Board, directs the daily investment operations of the Portfolio and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolio pays the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.30% of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, the Advisor pays the Sub-Advisor a fee, which is computed and accrued daily and paid monthly. For the six months ended June 30, 2024, the Advisor earned $214,324 in advisory fees.

The Board has adopted, on behalf of the Portfolio, a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The fee is calculated at an annual rate of 0.45% of the average daily net assets attributable to the Portfolio’s shares, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of the Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor. For the six months ended June 30, 2024, the Portfolio paid $321,486 in distribution fees under the Plan.

In addition, certain affiliates of the Distributor provide services to the Portfolio as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the terms of an administrative servicing agreement with UFS, the Portfolio pays to UFS a monthly fee for all operating expenses of the Portfolio, which is calculated by the Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expenses, Trustees Fees and Custody Fees.

For the six months ended June 30, 2024, the Trustees received fees in the amount of $4,895 on behalf of the Portfolio.

The approved entities may be affiliates of UFS and the Distributor. Certain Officers of the Trust are also Officers of UFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from UFS under the administrative servicing agreement.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from UFS under the administrative servicing agreement.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Portfolio creates presumption of the control of the Portfolio, under Section 2(a)(9) of the 1940 Act. As of June 30, 2024, Minnesota Life Insurance Company held 100% of the voting securities of the Portfolio. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

TOPS® Managed Risk Flex ETF Portfolio
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2024

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The table below represents aggregate cost for federal tax purposes for the Portfolio as of June 30, 2024 and differs from market value by net unrealized appreciation/depreciation which consisted of:

Cost for			Tax Net
Federal Tax	Unrealized	Unrealized	Unrealized
Purposes	Appreciation	Depreciation	Appreciation
$127,517,045	$17,959,582	$(5,289,363)	$12,670,219

The tax character of the Portfolio’s distribution paid for the years ended December 31, 2023 and December 31, 2022 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2023	December 31, 2022
Ordinary Income	$2,429,161	$1,987,271
Long-Term Capital Gain	612,988	—
	$3,042,149	$1,987,271

As of December 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$3,432,863	$1,668,075	$—	$—	$—	$12,864,965	$17,965,903

The difference between book basis and tax basis accumulated net realized gains/losses, and unrealized appreciation/depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and the mark-to-market treatment of Section 1256 futures contracts.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●    Social Security number and wire transfer instructions

●    account transactions and transaction history

●    investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●  open an account or deposit money

●  direct us to buy securities or direct us to sell your securities

●  seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●  sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●  affiliates from using your information to market to you.

●  sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

INVESTMENT ADVISOR
ValMark Advisers, Inc.
130 Springside Drive
Akron, OH 44333

INVESTMENT SUB-ADVISOR
Milliman Financial Risk Management, LLC
71 S. Wacker Drive, 31st Floor
Chicago, IL 60606

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

TFL-SAR24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	8/30/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	8/30/2024

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Financial Officer/Treasurer

Date	8/30/2024